Segment information (Details 3) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	¥ 1,028,385	¥ 875,109	¥ 709,270
Operating Income Loss	111,218	84,864	17,598
Depreciation	45,102	39,497	34,935
Assets	1,355,139	1,166,938
Goodwill	172,430	152,368	132,775
Payments To Acquire Property Plant And Equipment	58,042	40,297	61,368
Nidec Electronics (Thailand)
Segment Reporting Disclosure [Line Items]
Goodwill	8,948	7,645	6,994
Nidec (Zhejiang)
Segment Reporting Disclosure [Line Items]
Goodwill	1,333	1,142	1,044
Nidec Sankyo
Segment Reporting Disclosure [Line Items]
Goodwill	28,794	28,685	27,312
Nidec Copal
Segment Reporting Disclosure [Line Items]
Goodwill	16,462	16,462	16,462
Nidec Copal Electronics
Segment Reporting Disclosure [Line Items]
Goodwill	6,561	6,561	6,561
Nidec Techno Motor
Segment Reporting Disclosure [Line Items]
Goodwill	2,049	2,049	2,049
Nidec Motor
Segment Reporting Disclosure [Line Items]
Goodwill	66,753	63,078	55,008
Nidec Motors & Actuators
Segment Reporting Disclosure [Line Items]
Goodwill	30,504	16,313	7,423
All others
Segment Reporting Disclosure [Line Items]
Goodwill	11,026	10,433	9,922
Corporate
Segment Reporting Disclosure [Line Items]
Payments To Acquire Property Plant And Equipment	3,600	1,652
Operating Segments
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	1,028,568	874,232	709,367
Operating Income Loss	115,670	91,210	41,172
Depreciation	48,034	43,969	37,796
Assets	1,367,097	1,107,517
Payments To Acquire Property Plant And Equipment	54,442	38,645
Operating Segments | Nidec Corporation
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	28,954	27,599	23,748
Operating Income Loss	14,083	13,184	2,733
Depreciation	339	456	291
Assets	95,092	74,986
Payments To Acquire Property Plant And Equipment	140	232
Operating Segments | Nidec Electronics (Thailand)
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	74,653	67,623	63,349
Operating Income Loss	14,996	12,781	10,525
Depreciation	6,043	5,502	5,572
Assets	148,931	116,476
Payments To Acquire Property Plant And Equipment	5,232	1,232
Operating Segments | Nidec (Zhejiang)
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	13,972	18,017	21,109
Operating Income Loss	488	(243)	(2,689)
Depreciation	657	618	1,196
Assets	14,227	12,112
Payments To Acquire Property Plant And Equipment	240	712
Operating Segments | Nidec Singapore
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	66,556	57,893	50,039
Operating Income Loss	1,052	709	1,115
Depreciation	161	197	133
Assets	31,977	27,689
Payments To Acquire Property Plant And Equipment	12	9
Operating Segments | Nidec (H.K.)
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	81,460	69,890	52,028
Operating Income Loss	613	483	146
Depreciation	11	6	7
Assets	27,012	22,458
Payments To Acquire Property Plant And Equipment	17	6
Operating Segments | Nidec Philippines
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	21,178	19,573	14,707
Operating Income Loss	4,605	6,037	4,883
Depreciation	3,529	2,732	2,750
Assets	64,712	49,569
Payments To Acquire Property Plant And Equipment	3,686	3,368
Operating Segments | Nidec Sankyo
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	122,711	98,564	73,201
Operating Income Loss	12,686	10,392	4,181
Depreciation	4,717	4,131	3,773
Assets	145,869	125,929
Payments To Acquire Property Plant And Equipment	5,790	3,712
Operating Segments | Nidec Copal
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	38,670	47,023	49,627
Operating Income Loss	517	(1,323)	(3,192)
Depreciation	3,922	4,444	3,806
Assets	60,429	55,166
Payments To Acquire Property Plant And Equipment	4,637	2,427
Operating Segments | Nidec Copal Electronics
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	32,943	31,295	26,845
Operating Income Loss	5,876	5,288	3,277
Depreciation	1,115	1,283	1,318
Assets	46,071	42,115
Payments To Acquire Property Plant And Equipment	1,281	826
Operating Segments | Nidec Techno Motor
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	58,746	50,691	39,940
Operating Income Loss	7,291	6,671	4,168
Depreciation	2,805	2,573	1,890
Assets	61,677	49,703
Payments To Acquire Property Plant And Equipment	3,864	3,549
Operating Segments | Nidec Motor
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	200,040	171,879	117,236
Operating Income Loss	11,690	8,880	728
Depreciation	8,221	8,616	6,327
Assets	220,367	205,957
Payments To Acquire Property Plant And Equipment	4,475	3,817
Operating Segments | Nidec Motors & Actuators
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	172,699	105,249	77,654
Operating Income Loss	18,614	8,954	5,157
Depreciation	9,480	6,516	4,554
Assets	199,286	134,248
Payments To Acquire Property Plant And Equipment	13,797	12,769
Operating Segments | All others
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	115,986	108,936	99,884
Operating Income Loss	23,159	19,397	10,140
Depreciation	7,034	6,895	6,179
Assets	251,447	191,109
Payments To Acquire Property Plant And Equipment	11,271	5,986
Unallocated Amount to Segment
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	(183)	877	(97)
Operating Income Loss	5,026	2,055	(17,606)
Intangible Assets And Other Fair Value Adjustments	13,234	15,205
U.S. GAAP adjustments and Others
Segment Reporting Disclosure [Line Items]
Operating Income Loss	(1,845)	(1,337)	(537)
Assets	(7,957)	(57,157)
U.S. GAAP Adjustment, Corporate, and Others
Segment Reporting Disclosure [Line Items]
Depreciation	(2,932)	(4,472)	(2,861)
Corporate
Segment Reporting Disclosure [Line Items]
Operating Income Loss	(10,441)	(8,330)	(7,596)
Assets	63,856	76,190
Intersegment elimination
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	(371,301)	(329,435)	(262,897)
Operating Income Loss	2,808	1,266	2,165
Assets	(189,665)	(50,995)
Intersegment elimination | Nidec Corporation
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	152,371	138,354	108,282
Intersegment elimination | Nidec Electronics (Thailand)
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	49,812	43,982	35,492
Intersegment elimination | Nidec (Zhejiang)
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	7,620	5,011	2,977
Intersegment elimination | Nidec Singapore
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	869	749	709
Intersegment elimination | Nidec (H.K.)
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	1,300	1,339	1,734
Intersegment elimination | Nidec Philippines
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	32,823	29,266	25,682
Intersegment elimination | Nidec Sankyo
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	331	312	300
Intersegment elimination | Nidec Copal
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	2,411	2,318	2,093
Intersegment elimination | Nidec Copal Electronics
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	12	11	20
Intersegment elimination | Nidec Techno Motor
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	4,474	4,041	3,143
Intersegment elimination | Nidec Motor
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	383	80	154
Intersegment elimination | Nidec Motors & Actuators
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	21,507	20,384	15,360
Intersegment elimination | All others
Segment Reporting Disclosure [Line Items]
Sales Revenue Net	¥ 97,388	¥ 83,588	¥ 66,951